State Street Aggregate Bond Index Portfolio Expense Example - State Street Aggregate Bond Index Portfolio - State Street Aggregate Bond Index Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26